NOTES PAYABLE (Details Textual) - USD ($)		1 Months Ended										2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 09, 2015	May 31, 2016	Apr. 30, 2016	Apr. 18, 2016	Nov. 30, 2015	Dec. 15, 2014	Nov. 25, 2014	Nov. 18, 2014	Sep. 30, 2014	Aug. 03, 2013	Oct. 24, 2011	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 09, 2015	Nov. 08, 2015	Oct. 23, 2015	May 01, 2015	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 2,500,000																						$ 2,500,000
Notes and Loans Payable, Current, Total													$ 24,000				$ 24,000		$ 24,000	$ 24,000
Long-term Debt, Total													$ 5,800				$ 5,800		1,923,499	51,800
Repayments of Long-term Debt, Total																			$ 28,000	178,000
Debt Instrument, Convertible, Conversion Price																			$ 0.1754						$ 0.1754
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10	$ 0.25	$ 0.001		$ 0.10				$ 0.50			$ 0.25			$ 0.50				0.10					$ 0.10
Share Price													$ 0.149				$ 0.149		$ 0.0306						$ 10.00
Fair Value Assumptions, Risk Free Interest Rate																	1.14%
Amortization of Intangible Assets																	$ 428,701	$ 395,617
Proceeds from Notes Payable																			$ 2,500,000
Derivative Liability, Fair Value, Gross Liability																			627,293
Amortization of Debt Discount (Premium)													$ 0				600,301	0	$ 26,992	1,155
Stock Issued During Period, Shares, New Issues		11,714,285				331,804	9,115	4,375	20,000						515,000	1,071,916
Debt Conversion, Converted Instrument, Amount																	1,078,123	0
Gain (Loss) on Extinguishment of Debt													$ 0	$ 0			$ (1,664,281)	$ 0
Fair Value Assumptions, Weighted Average Volatility Rate																	170.52%		102.00%
Debt Conversion, Description																	In connection with the transaction, the Company also entered into amendments to certain agreements. On April 18, 2016, the Company entered into a First Amendment to Note and Warrant Purchase Agreement (the Purchase Agreement Amendment) and an Omnibus Amendment to Secured Promissory Notes (the Note Amendment), which collectively amend that certain Note and Warrant Purchase Agreement dated as of October 9, 2015 (the Original Agreement) and the convertible promissory notes previously issued thereunder to, among other things (i) remove the right of Anthion Partners II, LLC (together with its affiliates, Anthion) to designate a member of the Board of Directors of the Company; (ii) amend the convertible promissory notes issued thereunder to provide that if a change of control of the Company occurs prior to the maturity date or an equity financing (as defined therein), the convertible promissory note shall be repaid in an amount equal to the product of (a) 1.4 and (b) the outstanding principal amount and all accrued and unpaid interest thereunder; (iii) reduce the conversion threshold in the definition of qualified financing under the convertible promissory notes from $2,000,000 to $1,000,000; (iv) remove the security interest feature from the form of convertible promissory note that may be issued in the future under the Original Agreement, as amended, and (v) provide for optional conversion into warrants containing blocker provisions (Special Warrants) instead of shares upon an equity financing. The Company also made certain amendments to outstanding warrants to add similar blocker provisions.
Blackscholes Option Pricing Model [Member]
Debt Instrument [Line Items]
Share Price													$ 0.175				$ 0.175
Fair Value Assumptions, Expected Term																	5 years
Fair Value Assumptions, Risk Free Interest Rate																	1.24%
Fair Value Assumptions, Weighted Average Volatility Rate					102.00%												178.00%
Amendments To Existing Agreements [Member]
Debt Instrument [Line Items]
Interest Payable, Current				$ 119,801
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.001
Warrants Issued During Period Shares				18,353,310
Stock Issued During Period, Shares, New Issues				12,834,800
Debt Conversion, Converted Instrument, Amount				$ 2,500,000
Maximum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													0.179				$ 0.179
Share Price		$ 0.195										$ 0.195							$ 0.058
Fair Value Assumptions, Risk Free Interest Rate												1.35%							1.75%
Fair Value Assumptions, Weighted Average Volatility Rate												178.00%
Maximum [Member] | Blackscholes Option Pricing Model [Member]
Debt Instrument [Line Items]
Share Price					$ 0.058
Fair Value Assumptions, Risk Free Interest Rate					1.75%
Minimum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													0.038				$ 0.038
Share Price		$ 0.169										$ 0.169							$ 0.031
Fair Value Assumptions, Risk Free Interest Rate												1.22%							1.14%
Fair Value Assumptions, Weighted Average Volatility Rate												169.00%
Minimum [Member] | Blackscholes Option Pricing Model [Member]
Debt Instrument [Line Items]
Share Price					$ 0.031
Fair Value Assumptions, Risk Free Interest Rate					1.14%
Note and Warrant Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																						$ 2,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	37,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	10.00%
Notes and Warrants Exercisable Description	Notes representing up to $2,500,000 in aggregate principal, and Warrants exercisable for up to 25,000,000 shares of Common Stock in the aggregate, may be issued and sold at one or more closings during the 30-day period immediately following the Initial Closing Date.
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount																	$ 1,025,000
Debt Instrument, Convertible, Conversion Price													$ 0.84				$ 0.84
Debt Instrument, Convertible, If-converted Value in Excess of Principal			$ 1,541,678														$ 1,541,678
Gain (Loss) on Extinguishment of Debt																	1,664,281
Warrants and Rights Outstanding													$ 3,205,959				3,205,959
Loans Payable
Debt Instrument [Line Items]
Long-term Debt, Gross																										$ 74,900
Debt Instrument, Interest Rate, Stated Percentage																										25.00%
Interest Payable, Current																										$ 74,900
Maryland TEDCO Note
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Total											$ 2,000
Long-term Debt, Gross													29,800				29,800		$ 47,800	75,800
Debt Instrument, Face Amount											$ 149,800
Notes and Loans Payable, Current, Total													24,000				24,000		24,000	24,000
Long-term Debt, Total													$ 5,800				5,800		23,800	51,800
Repayments of Long-term Debt, Total																	$ 18,000		$ 28,000	28,000
Notes
Debt Instrument [Line Items]
Long-term Debt, Gross										$ 143,070										$ 0
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Interest Payable, Current																					$ 2,384
Debt Instrument, Face Amount	$ 3,750,000									$ 150,000												$ 2,500,000
Notes and Loans Payable, Current, Total																					148,845
Debt Conversion Total Issued And Outstanding Common Shares Percent	60.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	25,000,000									20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10									$ 0.50
Debt Instrument, Unamortized Discount										$ 6,930											1,155
Share Price										$ 0.47
Fair Value Assumptions, Expected Term										5 years
Fair Value Assumptions, Expected Volatility Rate										100.00%
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Risk Free Interest Rate										1.36%
Amortization of Intangible Assets																					$ 5,755
Proceeds from Sale of Available-for-sale Securities, Equity	$ 2,000,000
Notes | Maximum [Member]
Debt Instrument [Line Items]
Proceeds from Sale of Available-for-sale Securities, Equity	2,000,000
Notes | Minimum [Member]
Debt Instrument [Line Items]
Proceeds from Sale of Available-for-sale Securities, Equity	$ 1,000,000